SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	¥ 29,240	¥ 13,034
Work in progress	154,231	141,686
Finished goods	23,165	29,177
Total	¥ 206,636	¥ 183,897